Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ 0	$ (4,678)	$ 534	$ (13,420)
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities			534
Exercise of warrants			(7,438)
Foreign currency translation adjustments			(18)
Derivative warrant liabilities	$ 0		$ 0		$ 6,922